united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	12/31

Date of reporting period:	06/30/19

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report June 30, 2019

CDGCX	Crawford Dividend Growth Fund Class C

CDGIX	Crawford Dividend Growth Fund Class I

CDOCX	Crawford Dividend Opportunity Fund Class C

CDOFX	Crawford Dividend Opportunity Fund Class I

CMALX	Crawford Multi-Asset Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Funds or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Funds or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (800) 431-1716. If you hold your account with a financial intermediary, you will need to contact that intermediary or follow instructions included with this document to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

For a prospectus and more information, including charges and expenses call (800) 431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, LLC
9465 Counselors Row, Suite 200, Indianapolis, IN 46240

Member FINRA/SIPC

Fund Investment Adviser: Crawford Investment Counsel, Inc. 600 Galleria Parkway SE, Suite 1650 Atlanta, Georgia 30339 www.CrawfordInvestmentFunds.com

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns (a) (for the periods ended June 30, 2019)
	Crawford Dividend Growth Fund
	Class I	Class C (b)	Russell 1000® Value Index (c)	S&P 500® Index (c)
Six Months	18.73%	18.09%	16.24%	18.54%
One Year	13.67%	12.51%	8.46%	10.42%
Five Year	7.19%	6.15%	7.46%	10.71%
Ten Year	11.08%	9.99%	13.19%	14.70%

	Expense Ratios (d)
	Class I	Class C
Gross	1.03%	2.03%
With Applicable Waivers	0.98%	1.98%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

(a)

The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than one year are not annualized.

(b)	Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(c)

The Russell 1000® Value Index and the S&P 500® Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)

The expense ratios are from the Fund’s prospectus dated April 30, 2019. Crawford Investment Counsel, Inc. (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.98% through April 30, 2020. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of June 30, 2019 can be found in the financial highlights.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

1

INVESTMENT RESULTS – (Unaudited) (continued)

Average Annual Total Returns(a) (for the periods ended June 30, 2019)
	Crawford Dividend Opportunity Fund
	Class I	Class C (b)	Russell 2000® Index (c)
Six Months	14.71%	14.15%	16.98%
One Year	1.19%	0.17%	-3.31%
Five Year	9.16%	N/A	7.06%
Since Inception (9/26/12)	12.55%	N/A	11.30%
Since Inception (4/29/15)	N/A	7.79%	7.12%

	Expense Ratios (d)
	Class I	Class C
Gross	1.20%	2.20%
With Applicable Waivers	1.05%	2.05%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

(a)

The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for periods less than one year are not annualized.

(b)	Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(c)

The Russell 2000® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)

The expense ratios are from the Fund’s prospectus dated April 30, 2019. Crawford Investment Counsel, Inc. (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.05% through April 30, 2020. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of June 30, 2019 can be found in the financial highlights.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

2

INVESTMENT RESULTS – (Unaudited) (continued)

Average Annual Total Returns (a) (for the periods ended June 30, 2019)
	Crawford Multi-Asset Income Fund	NASDAQ US Multi-Asset Diversified Income IndexSM (b)
Six Months	13.41%	13.66%
One Year	6.14%	7.94%
Since Inception (9/12/17)	4.40%	5.10%

	Expense Ratios (c)
Gross	1.54%
With Applicable Waivers	1.15%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

(a)

The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for less than one year are not annualized.

(b)

The NASDAQ US Multi-Asset Diversified Income Index SM is designed to provide exposure to multiple asset segments, each selected to result in a consistent and high yield. The index is comprised of securities classified as U.S. equities, U.S. Real Estate Investment Trusts, U.S. preferred securities, U.S. Master Limited Partnerships, and a high-yield corporate debt Exchange Traded Fund and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios, which include acquired fund fees and expenses of 0.15%, are from the Fund’s prospectus dated April 30, 2019. Crawford Investment Counsel, Inc. (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.00% through April 30, 2021. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios (not including acquired fund fees and expenses) as of June 30, 2019 can be found in the financial highlights.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

3

FUND HOLDINGS – (Unaudited)

(a)	As a percentage of net assets.

The investment objective of the Crawford Dividend Growth Fund is total return. Total return is comprised of both capital appreciation and income. Under normal circumstances, the Crawford Dividend Growth Fund will invest at least 80% of its assets in securities of companies that pay regular dividends.

(a)	As a percentage of net assets.

The investment objective of the Crawford Dividend Opportunity Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. Total return is comprised of both capital appreciation and income.

4

FUND HOLDINGS – (Unaudited) (continued)

(a)	As a percentage of net assets.

The investment objective of the Crawford Multi-Asset Fund is to provide current income.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year within sixty days after the end of the period. The Funds’ portfolio holdings are available on the SEC’s website at www.sec.gov.

5

CRAWFORD DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS — 97.86%	Shares	Fair Value
Communication Services — 5.96%
AT&T, Inc.	24,480	$820,325
Omnicom Group, Inc.	19,910	1,631,624
Walt Disney Company (The)	3,500	488,740
		2,940,689
Consumer Discretionary — 5.35%
Genuine Parts Company	13,040	1,350,683
Home Depot, Inc. (The)	6,200	1,289,414
		2,640,097
Consumer Staples — 7.98%
Coca-Cola Company (The)	19,000	967,480
McCormick & Company, Inc.	4,000	620,040
Philip Morris International, Inc.	6,750	530,078
Procter & Gamble Company (The)	10,000	1,096,500
Walmart, Inc.	6,500	718,185
		3,932,283
Energy — 6.74%
Chevron Corporation	10,310	1,282,976
Royal Dutch Shell plc, Class A - ADR	16,750	1,089,923
Total S.A. - ADR	17,000	948,430
		3,321,329
Financials — 23.90%
American Express Company	15,000	1,851,600
BlackRock, Inc.	2,500	1,173,250
Chubb Ltd.	6,000	883,740
Cullen/Frost Bankers, Inc.	9,500	889,770
M&T Bank Corporation	7,500	1,275,525
MetLife, Inc.	18,000	894,060
Northern Trust Corporation	9,820	883,800
People’s United Financial, Inc.	72,500	1,216,550
S&P Global, Inc.	3,500	797,265
Willis Towers Watson plc	10,000	1,915,399
		11,780,959
Health Care — 14.26%
AstraZeneca plc - ADR	20,000	825,600
Cardinal Health, Inc.	14,530	684,363
Johnson & Johnson	13,140	1,830,139
Medtronic plc	13,500	1,314,765
Merck & Company, Inc.	24,670	2,068,580
Stryker Corporation	1,500	308,370
		7,031,817

See accompanying notes which are an integral part of these financial statements.
6

CRAWFORD DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS – (continued)

June 30, 2019 (Unaudited)

COMMON STOCKS — 97.86% (continued)	Shares	Fair Value
Industrials — 13.22%
Honeywell International, Inc.	9,350	$1,632,417
Hubbell, Inc.	8,940	1,165,776
Johnson Controls International plc	26,300	1,086,453
United Parcel Service, Inc., Class B	13,430	1,386,916
United Technologies Corporation	7,500	976,500
W.W. Grainger, Inc.	1,000	268,230
		6,516,292
Information Technology — 19.54%
Accenture plc, Class A	9,100	1,681,407
Microsoft Corporation	27,120	3,632,995
Paychex, Inc.	15,250	1,254,923
SAP SE - ADR	5,500	752,400
Texas Instruments, Inc.	20,150	2,312,414
		9,634,139
Utilities — 0.91%
Evergy, Inc.	7,500	451,125

Total Common Stocks (Cost $29,710,459)		48,248,730

MONEY MARKET FUNDS — 2.24%
Federated Treasury Obligations Fund, Institutional Shares, 2.24%(a)	1,102,999	1,102,999

Total Money Market Funds (Cost $1,102,999)		1,102,999
Total Investments — 100.10% (Cost $30,813,458)		49,351,729
Liabilities in Excess of Other Assets — (0.10)%		(48,334)
NET ASSETS — 100.00%		$49,303,395

(a)	Rate disclosed is the seven day effective yield as of June 30, 2019.

ADR	- American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.
7

CRAWFORD DIVIDEND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS — 100.98%	Shares	Fair Value
Communication Services — 1.27%
John Wiley & Sons, Inc., Class A	60,454	$2,772,420

Consumer Discretionary — 11.48%
Carter’s, Inc.	26,200	2,555,548
Choice Hotels International, Inc.	55,800	4,855,157
Core-Mark Holding Company, Inc.	56,116	2,228,928
Cracker Barrel Old Country Store, Inc.	18,705	3,193,505
Leggett & Platt, Inc.	80,343	3,082,761
Monro, Inc.	55,548	4,738,244
Wolverine World Wide, Inc.	163,100	4,491,774
		25,145,917
Consumer Staples — 6.59%
Casey’s General Stores, Inc.	25,295	3,945,767
Flowers Foods, Inc.	144,995	3,374,034
MGP Ingredients, Inc.	14,000	928,340
Nu Skin Enterprises, Inc., Class A	65,904	3,250,385
PriceSmart, Inc.	57,356	2,932,039
		14,430,565
Energy — 2.47%
Cameco Corporation	198,331	2,128,091
Delek US Holdings, Inc.	33,115	1,341,820
SM Energy Company	154,613	1,935,755
		5,405,666
Financials — 20.23%
Ares Management Corporation	49,500	1,295,415
BancFirst Corporation	75,320	4,192,311
Brown & Brown, Inc.	65,720	2,201,620
Bryn Mawr Bank Corporation	105,993	3,955,659
First Hawaiian, Inc.	109,100	2,822,417
First of Long Island Corporation (The)	98,866	1,985,229
Glacier Bancorp, Inc.	48,977	1,986,017
Granite Point Mortgage Trust, Inc.	57,780	1,108,798
Hanover Insurance Group, Inc. (The)	23,400	3,002,220
Lazard Ltd., Class A	75,239	2,587,469
Old Republic International Corporation	166,371	3,723,383
South State Corporation	31,816	2,343,885
Sterling Bancorp	214,320	4,560,730
Trico Bancshares	114,202	4,316,836
Valley National Bancorp	391,456	4,219,896
		44,301,885

See accompanying notes which are an integral part of these financial statements.
8

CRAWFORD DIVIDEND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS – (continued)

June 30, 2019 (Unaudited)

COMMON STOCKS — 100.98% (continued)	Shares	Fair Value
Health Care — 8.94%
Atrion Corporation	4,739	$4,041,135
Computer Programs & Systems, Inc.	90,608	2,517,996
Luminex Corporation	69,018	1,424,532
Mesa Laboratories, Inc.	3,015	736,685
Psychemedics Corporation	268,859	2,712,787
Simulations Plus, Inc.	201,868	5,765,350
U.S. Physical Therapy, Inc.	19,342	2,370,749
		19,569,234
Industrials — 21.53%
ESCO Technologies, Inc.	60,209	4,974,467
Franklin Electric Company, Inc.	73,486	3,490,585
Healthcare Services Group, Inc.	87,302	2,646,997
Hexcel Corporation	29,420	2,379,490
Hubbell, Inc.	18,600	2,425,440
Kaman Corporation	36,500	2,324,685
Landstar System, Inc.	34,118	3,684,403
Moog, Inc., Class A	26,405	2,471,772
MSA Safety, Inc.	23,329	2,458,643
MSC Industrial Direct Company, Inc., Class A	46,357	3,442,471
Mueller Water Products, Inc., Series A	479,812	4,711,754
Valmont Industries, Inc.	28,141	3,568,560
Watsco, Inc.	22,828	3,733,063
Woodward, Inc.	42,826	4,846,190
		47,158,520
Information Technology — 19.50%
American Software, Inc., Class A	260,644	3,427,469
Avnet, Inc.	105,804	4,789,746
Brooks Automation, Inc.	126,406	4,898,233
Cass Information Systems, Inc.	74,471	3,610,354
Hackett Group, Inc. (The)	228,151	3,830,655
Littelfuse, Inc.	26,135	4,623,543
LogMeIn, Inc.	32,100	2,365,128
MTS Systems Corporation	65,824	3,852,679
National Instruments Corporation	77,809	3,267,200
Power Integrations, Inc.	47,095	3,776,077
TESSCO Technologies, Inc.	238,217	4,254,556
		42,695,640

See accompanying notes which are an integral part of these financial statements.
9

CRAWFORD DIVIDEND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS – (continued)

June 30, 2019 (Unaudited)

COMMON STOCKS — 100.98% (continued)	Shares	Fair Value
Materials — 2.70%
Compass Minerals International, Inc.	45,705	$2,511,490
HB Fuller Company	73,376	3,404,646
		5,916,136
Real Estate — 5.21%
CoreSite Realty Corporation	33,226	3,826,638
Empire State Realty Trust, Inc., Class A	138,000	2,043,780
EPR Properties	20,944	1,562,213
Physicians Realty Trust	116,584	2,033,225
Piedmont Office Realty Trust, Inc., Class A	97,075	1,934,705
		11,400,561
Utilities — 1.06%
South Jersey Industries, Inc.	69,077	2,329,967

Total Common Stocks (Cost $186,842,156)		221,126,511

MONEY MARKET FUNDS — 1.77%
Federated Treasury Obligations Fund, Institutional Shares, 2.24%(a)	3,869,686	3,869,686

Total Money Market Funds (Cost $3,869,686)		3,869,686
Total Investments — 102.75% (Cost $190,711,842)		224,996,197
Liabilities in Excess of Other Assets — (2.75)%		(6,024,545)
NET ASSETS — 100.00%		$218,971,652

(a)	Rate disclosed is the seven day effective yield as of June 30, 2019.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.
10

CRAWFORD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS — 49.57%	Shares	Fair Value
Communication Services — 5.67%
AT&T, Inc.	46,810	$1,568,603
BCE, Inc.	32,850	1,494,018
Verizon Communications, Inc.	15,810	903,225
		3,965,846
Consumer Staples — 2.56%
Philip Morris International, Inc.	22,760	1,787,343

Energy — 15.58%
Kinder Morgan, Inc.	113,560	2,371,132
ONEOK, Inc.	24,680	1,698,231
Plains GP Holdings, LP, Class A	78,500	1,960,145
Royal Dutch Shell plc, Class A - ADR	30,500	1,984,635
Valero Energy Corporation	11,850	1,014,479
Williams Companies, Inc. (The)	66,000	1,850,640
		10,879,262
Financials — 15.23%
Granite Point Mortgage Trust, Inc.	90,520	1,737,078
MetLife, Inc.	16,145	801,922
MFA Financial, Inc.	180,945	1,299,185
New Residential Investment Corporation	79,715	1,226,814
PacWest Bancorp	20,500	796,015
People’s United Financial, Inc.	110,015	1,846,052
Two Harbors Investment Corporation	79,550	1,007,899
Valley National Bancorp	178,700	1,926,386
		10,641,351
Health Care — 2.83%
GlaxoSmithKline plc - ADR	49,340	1,974,587

Real Estate — 5.60%
CatchMark Timber Trust, Inc., Class A	102,490	1,071,021
CoreSite Realty Corporation	8,400	967,428
Physicians Realty Trust	107,550	1,875,672
		3,914,121
Utilities — 2.10%
Dominion Energy, Inc.	19,000	1,469,080

Total Common Stocks (Cost $34,544,045)		34,631,590

See accompanying notes which are an integral part of these financial statements.
11

CRAWFORD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS – (continued)

June 30, 2019 (Unaudited)

PREFERRED STOCKS — 24.59%	Principal Amount/ Shares	Fair Value
Financials — 15.10%
Allstate corporation, Series G, 5.63%	64,550	$1,656,353
Annaly Capital Management, Inc., Series F, 6.95%	52,640	1,337,056
Charles Schwab Corporation/The, Series D, 5.95%	51,250	1,350,438
Invesco Mortgage Capital, Inc., Series A, 7.75%	14,700	382,641
Invesco Mortgage Capital, Inc., Series C, 7.50%	43,500	1,107,075
State Street Corporation., Series G, 5.35%	65,960	1,744,641
Two Harbors Investment Corporation, Series B, 7.63%	51,190	1,313,535
Wells Fargo & Company, Series L, 7.50%	1,220	1,664,324
		10,556,063
Real Estate — 4.39%
Monmouth Real Estate Investment Corp., Series C, 6.13%	62,000	1,482,420
Public Storage, Series V, 5.38%	17,977	447,807
VEREIT, Inc., Series F, 6.70%	45,070	1,136,215
		3,066,442
Utilities — 5.10%
DTE Energy Company, Series B, 5.38%	64,000	1,661,440
Nisource, Inc., Series B, 6.50%	63,250	1,660,313
SCE Trust II, 5.10%	10,000	225,500
Spire, Inc., Series A, 5.90%	600	15,732
		3,562,985
Total Preferred Stocks (Cost $17,059,302)		17,185,490

CORPORATE BONDS — 19.34%

Communication Services — 2.54%
AT&T, Inc., 3.40%, 5/15/2025	$1,722,000	1,771,670

Energy — 2.83%
Plains All American Pipeline, L.P., 4.65%, 10/15/2025	1,195,000	1,275,478
Pride International LLC, 7.88%, 8/15/2040	1,036,000	704,480
		1,979,958
Financials — 2.96%
American Express Company, 5.20%, Perpetual Maturity (3MO LIBOR + 342.80bps)(a)	2,070,000	2,067,413

Health Care — 2.00%
Allergan Funding SCS, 3.80%, 3/15/2025	1,348,000	1,399,880

See accompanying notes which are an integral part of these financial statements.
12

CRAWFORD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS – (continued)

June 30, 2019 (Unaudited)

CORPORATE BONDS — 19.34% (continued)	Principal Amount/ Shares	Fair Value
Information Technology — 0.25%
Analog Devices, Inc., 5.30%, 12/15/2045	$150,000	$173,564

Utilities — 8.76%
Southern Company (The), Series B, 5.50%, 3/15/2057 (3MO LIBOR + 363bps)(a)	2,070,000	2,122,056
PPL Capital Funding, Inc., Series A, 5.00%, 3/30/2067 (3MO LIBOR + 266.50bps)(a)	2,300,000	2,102,800
WEC Energy Group, Inc., 4.63%, 5/15/2067 (3MO LIBOR +211.25bps)(a)	2,300,000	1,900,996
		6,125,852
Total Corporate Bonds (Cost $14,030,634)		13,518,337

MONEY MARKET FUNDS — 6.16%
Federated Treasury Obligations Fund, Institutional Shares, 2.24%(b)	4,308,056	4,308,056

Total Money Market Funds (Cost $4,308,056)		4,308,056
Total Investments — 99.66% (Cost $69,942,037)		69,643,473
Other Assets in Excess of Liabilities — 0.34%		240,086
NET ASSETS — 100.00%		$69,883,559

(a)	Variable rate security. The rate shown is the effective interest rate as of June, 30, 2019. The benchmark on which the rate is calculated is shown parenthetically.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2019.

ADR	- American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.
13

CRAWFORD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

	Crawford Dividend Growth Fund	Crawford Dividend Opportunity Fund	Crawford Multi-Asset Income Fund
Assets
Investments in securities at value (cost $30,813,458, $190,711,842 and $69,942,037)	$49,351,729	$224,996,197	$69,643,473
Cash	—	—	30,616
Receivable for fund shares sold	127,182	347,519	151,317
Receivable for investments sold	—	672,440	—
Dividends and interest receivable	92,397	268,275	372,629
Prepaid expenses	24,144	27,328	10,818
Total Assets	49,595,452	226,311,759	70,208,853

Liabilities
Payable for fund shares redeemed	47,130	6,158,075	43,900
Payable for distributions to shareholders	190,793	599,247	204,253
Payable for investments purchased	—	380,202	15,624
Payable to Adviser	19,467	156,391	37,317
12b-1 fees accrued - Class C	10,413	2,735	—
Payable to Administrator	8,763	20,833	7,906
Payable to trustees	2,962	2,962	2,962
Other accrued expenses	12,529	19,662	13,332
Total Liabilities	292,057	7,340,107	325,294
Net Assets	$49,303,395	$218,971,652	$69,883,559

Net Assets consist of:
Paid-in capital	30,738,220	181,673,910	69,104,042
Accumulated earnings	18,565,175	37,297,742	779,517
Net Assets	$49,303,395	$218,971,652	$69,883,559

See accompanying notes which are an integral part of these financial statements.
14

CRAWFORD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES – (continued)

June 30, 2019 (Unaudited)

	Crawford Dividend Growth Fund	Crawford Dividend Opportunity Fund	Crawford Multi-Asset Income Fund
Class I
Net Assets	$45,251,321	$217,661,236
Shares outstanding (unlimited number of shares authorized, no par value)	3,910,153	5,246,320
Net asset value (“NAV”) and offering price per share	$11.57	$41.49

Class C
Net Assets	$4,052,074	$1,310,416
Shares outstanding (unlimited number of shares authorized, no par value)	353,044	31,758
Net asset value (“NAV”) and offering price per share	$11.48	$41.26

Net Assets			$69,883,559
Shares outstanding (unlimited number of shares authorized, no par value)			2,786,942
Net asset value (“NAV”) and offering price per share			$25.08

See accompanying notes which are an integral part of these financial statements.
15

CRAWFORD FUNDS
STATEMENTS OF OPERATIONS

For the six months ended June 30, 2019 (Unaudited)

	Crawford Dividend Growth Fund	Crawford Dividend Opportunity Fund	Crawford Multi-Asset Income Fund
Investment Income
Dividend income	$651,512	$2,539,997	$1,382,732
Interest income	—	—	305,385
Foreign dividend taxes withheld	(12,277)	—	(13,235)
Total investment income	639,235	2,539,997	1,674,882

Expenses
Adviser	115,383	1,061,825	292,118
Administration	23,088	64,721	27,097
12b-1 fees- Class C	21,028	3,911	—
Transfer agent	15,314	12,041	7,439
Registration	13,893	14,181	8,302
Fund accounting	13,629	36,493	13,698
Audit and tax preparation	8,926	8,927	9,421
Legal	8,742	8,748	8,748
Trustee	6,846	6,846	6,846
Compliance services	4,215	4,215	4,215
Report printing	3,974	9,589	3,690
Custodian	2,970	15,377	3,435
Insurance	2,005	3,199	2,072
Pricing	759	1,346	1,779
Miscellaneous	13,101	15,068	12,030
Total expenses	253,873	1,266,487	400,890
Fees contractually waived by Adviser	(6,476)	(146,878)	(108,611)
Net operating expenses	247,397	1,119,609	292,279
Net investment income	391,838	1,420,388	1,382,603

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	117,803	2,041,520	570,470
Net change in unrealized appreciation of investment securities and translation of assets and liabilities in foreign currency	7,289,620	24,109,627	5,045,756
Net realized and change in unrealized gain on investments and foreign currency	7,407,423	26,151,147	5,616,226
Net increase in net assets resulting from operations	$7,799,261	$27,571,535	$6,998,829

See accompanying notes which are an integral part of these financial statements.
16

CRAWFORD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Crawford Dividend Growth Fund		Crawford Dividend Opportunity Fund
	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$391,838	$674,030	$1,420,388	$2,116,309
Net realized gain on investment securities transactions	117,803	409,352	2,041,520	10,398,311
Net change in unrealized appreciation (depreciation) of investment securities	7,289,620	(2,947,550)	24,109,627	(27,698,836)
Net increase (decrease) in net assets resulting from operations	7,799,261	(1,864,168)	27,571,535	(15,184,216)

Distributions to Shareholders from Earnings
Class I	(383,101)	(1,405,221)	(1,323,268)	(12,840,926)
Class C	(16,913)	(112,618)	(2,267)	(16,703)
Total distributions	(400,014)	(1,517,839)	(1,325,535)	(12,857,629)

Capital Transactions - Class I
Proceeds from shares sold	2,935,638	11,782,663	24,945,230	33,662,327
Reinvestment of distributions	253,477	1,146,191	716,787	11,081,278
Amount paid for shares redeemed	(2,232,460)	(5,527,496)	(12,601,582)	(20,035,477)
Total Class I	956,655	7,401,358	13,060,435	24,708,128

Capital Transactions - Class C
Proceeds from shares sold	300	109,785	976,850	112,600
Reinvestment of distributions	16,379	108,996	2,021	15,599
Amount paid for shares redeemed	(722,707)	(1,242,323)	—	(11,889)
Total Class C	(706,028)	(1,023,542)	978,871	116,310
Net increase in net assets resulting from capital transactions	250,627	6,377,816	14,039,306	24,824,438

Total Increase in Net Assets	7,649,874	2,995,809	40,285,306	(3,217,407)

Net Assets
Beginning of period	41,653,521	38,657,712	178,686,346	181,903,753
End of period	$49,303,395	$41,653,521	$218,971,652	$178,686,346

See accompanying notes which are an integral part of these financial statements.
17

CRAWFORD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Dividend Growth Fund		Crawford Dividend Opportunity Fund
	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)		(Unaudited)
Share Transactions - Class I
Shares sold	268,662	1,095,230	632,076	786,611
Shares issued in reinvestment of distributions	22,490	114,775	17,607	303,872
Shares redeemed	(202,786)	(517,609)	(306,598)	(470,320)
Total Class I	88,366	692,396	343,085	620,163

Share Transactions - Class C
Shares sold	28	10,506	24,243	2,684
Shares issued in reinvestment of distributions	1,473	11,096	50	434
Shares redeemed	(65,536)	(115,357)	—	(266)
Total Class C	(64,035)	(93,755)	24,293	2,852
Net increase in shares outstanding	24,331	598,641	367,378	623,015

See accompanying notes which are an integral part of these financial statements.
18

CRAWFORD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Crawford Multi-Asset Income Fund
	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,382,603	$1,991,511
Net realized gain on investment securities transactions	570,470	399,218
Net change in unrealized appreciation (depreciation) of investment securities	5,045,756	(5,152,451)
Net increase (decrease) in net assets resulting from operations	6,998,829	(2,761,722)

Distributions to Shareholders from Earnings	(1,145,739)	(2,095,215)

Capital Transactions
Proceeds from shares sold	13,945,112	25,815,377
Reinvestment of distributions	377,988	755,758
Amount paid for shares redeemed	(1,215,827)	(1,278,748)
Net increase in net assets resulting from capital transactions	13,107,273	25,292,387

Total Increase in Net Assets	18,960,363	20,435,450

Net Assets
Beginning of period	50,923,196	30,487,746
End of period	$69,883,559	$50,923,196

Share Transactions
Shares sold	562,054	1,050,554
Shares issued in reinvestment of distributions	15,293	31,763
Shares redeemed	(49,303)	(53,232)
Net increase in shares outstanding	528,044	1,029,085

See accompanying notes which are an integral part of these financial statements.
19

CRAWFORD DIVIDEND GROWTH FUND – CLASS I
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Selected Per Share Data:
Net asset value, beginning of period	$9.83		$10.63	$9.99	$9.84	$12.68	$12.29
Investment operations:
Net investment income	0.10		0.18	0.16	0.16	0.27	0.23
Net realized and unrealized gain (loss)	1.74		(0.59)	1.24	1.39	(1.15)	0.74
Total from investment operations	1.84		(0.41)	1.40	1.55	(0.88)	0.97

Less distributions to shareholders from:
Net investment income	(0.10)		(0.18)	(0.17)	(0.16)	(0.26)	(0.22)
Net realized gains	—		(0.21)	(0.59)	(1.24)	(1.70)	(0.36)
Total distributions	(0.10)		(0.39)	(0.76)	(1.40)	(1.96)	(0.58)
Net asset value, end of period	$11.57		$9.83	$10.63	$9.99	$9.84	$12.68

Total Return(a)	18.73	%(b)	(3.97)%	14.08%	15.76%	(6.86)%	8.11%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$45,251		$37,585	$33,272	$29,829	$30,839	$96,860
Ratio of net expenses to average net assets	0.98	%(c)	0.98%	0.98%	0.98%	0.92%	0.96%
Ratio of expenses to average net assets before waiver or recoupment	1.01	%(c)	1.03%	1.07%	1.19%	0.92%	0.84%
Ratio of net investment income to average net assets	1.79	%(c)	1.70%	1.57%	1.51%	1.97%	1.82%
Portfolio turnover rate	3	%(b)	14%	21%	13%	24%	25%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.
20

CRAWFORD DIVIDEND GROWTH FUND – CLASS C
FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Selected Per Share Data:
Net asset value, beginning of period	$9.76		$10.54	$9.91	$9.77	$12.60	$12.23
Investment operations:
Net investment income	0.04		0.08	0.06	0.06	0.12	0.10
Net realized and unrealized gain (loss)	1.72		(0.59)	1.22	1.37	(1.10)	0.73
Total from investment operations	1.76		(0.51)	1.28	1.43	(0.98)	0.83

Less distributions to shareholders from:
Net investment income	(0.04)		(0.06)	(0.06)	(0.05)	(0.15)	(0.10)
Net realized gains	—		(0.21)	(0.59)	(1.24)	(1.70)	(0.36)
Total distributions	(0.04)		(0.27)	(0.65)	(1.29)	(1.85)	(0.46)
Net asset value, end of period	$11.48		$9.76	$10.54	$9.91	$9.77	$12.60

Total Return(a)	18.09	%(b)	(4.84)%	12.95%	14.61%	(7.75)%	6.96%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$4,052		$4,069	$5,385	$5,503	$6,514	$8,578
Ratio of net expenses to average net assets	1.98	%(c)	1.98%	1.98%	1.98%	1.92%	1.96%
Ratio of expenses to average net assets before waiver or recoupment	2.01	%(c)	2.03%	2.07%	2.19%	1.92%	1.84%
Ratio of net investment income to average net assets	0.77	%(c)	0.68%	0.56%	0.51%	0.98%	0.81%
Portfolio turnover rate	3	%(b)	14%	21%	13%	24%	25%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.
21

CRAWFORD DIVIDEND OPPORTUNITY FUND – CLASS I
FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Selected Per Share Data:
Net asset value, beginning of period	$36.39		$42.42	$39.32	$31.51	$34.65	$33.70
Investment operations:
Net investment income	0.26		0.47	0.40	0.52	0.54	0.40
Net realized and unrealized gain (loss)	5.09		(3.70)	5.06	7.90	(1.33)	1.57
Total from investment operations	5.35		(3.23)	5.46	8.42	(0.79)	1.97

Less distributions to shareholders from:
Net investment income	(0.25)		(0.45)	(0.43)	(0.51)	(0.45)	(0.33)
Net realized gains	—		(2.35)	(1.93)	(0.10)	(1.90)	(0.69)
Total distributions	(0.25)		(2.80)	(2.36)	(0.61)	(2.35)	(1.02)
Net asset value, end of period	$41.49		$36.39	$42.42	$39.32	$31.51	$34.65

Total Return(a)	14.71	%(b)	(7.64)%	13.94%	26.95%	(2.30)%	5.99%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$217,661		$178,416	$181,709	$141,098	$89,074	$81,487
Ratio of net expenses to average net assets	1.05	%(c)	1.05%	1.05%	1.05%	1.03%	1.00%
Ratio of expenses to average net assets before waiver or recoupment	1.18	%(c)	1.20%	1.23%	1.33%	1.35%	1.36%
Ratio of net investment income to average net assets	1.34	%(c)	1.11%	1.00%	1.61%	1.65%	1.39%
Portfolio turnover rate	8	%(b)	33%	36%	31%	37%	24%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.
22

CRAWFORD DIVIDEND OPPORTUNITY FUND – CLASS C
FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Period Ended December 31, 2015(a)
Selected Per Share Data:
Net asset value, beginning of period	$36.24		$42.27	$39.22	$31.48	$36.23
Investment operations:
Net investment income	0.06		0.05	— (b)	0.14	0.13
Net realized and unrealized gain (loss)	5.06		(3.69)	5.02	7.93	(2.87)
Total from investment operations	5.12		(3.64)	5.02	8.07	(2.74)

Less distributions to shareholders from:
Net investment income	(0.10)		(0.04)	(0.04)	(0.23)	(0.11)
Net realized gains	—		(2.35)	(1.93)	(0.10)	(1.90)
Total distributions	(0.10)		(2.39)	(1.97)	(0.33)	(2.01)
Net asset value, end of period	$41.26		$36.24	$42.27	$39.22	$31.48

Total Return(c)	14.15	%(d)	(8.58)%	12.79%	25.69%	(7.75	)%(d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,310		$271	$195	$92	$65
Ratio of net expenses to average net assets	2.05	%(e)	2.05%	2.05%	2.05%	2.05	%(e)
Ratio of expenses to average net assets before waiver or recoupment	2.18	%(e)	2.20%	2.23%	2.33%	2.35	%(e)
Ratio of net investment income (loss) to average net assets	0.34	%(e)	0.12%	(0.02)%	0.61%	0.57	%(e)
Portfolio turnover rate	8	%(d)	33%	36%	31%	37	%(d)

(a)	For the period April 29, 2015(commencement of operations) to December 31, 2015.
(b)	Rounds to less than $0.005 per share.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.
23

CRAWFORD MULTI-ASSET INCOME FUND
FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Period Ended December 31, 2017(a)
Selected Per Share Data:
Net asset value, beginning of period	$22.54		$24.79	$25.00
Investment operations:
Net investment income	0.55		1.05	0.24
Net realized and unrealized gain (loss)	2.46		(2.20)	(0.21)
Total from investment operations	3.01		(1.15)	0.03

Less distributions to shareholders from:
Net investment income	(0.47)		(1.04)	(0.23)
Net realized gains	—		(0.06)	—
Return of capital	—		—	(0.01)
Total distributions	(0.47)		(1.10)	(0.24)
Net asset value, end of period	$25.08		$22.54	$24.79

Total Return(b)	13.41	%(c)	(4.86)%	0.14	%(c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$69,884		$50,923	$30,488
Ratio of net expenses to average net assets	1.00	%(d)	1.00%	1.00	%(d)
Ratio of expenses to average net assets before waiver or recoupment	1.37	%(d)	1.39%	2.46	%(d)
Ratio of net investment income to average net assets	4.73	%(d)	4.51%	4.54	%(d)
Portfolio turnover rate	9	%(c)	28%	5	%(c)

(a)	For the period September 12, 2017(commencement of operations) to December 31, 2017.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.
24

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

NOTE 1. ORGANIZATION

Crawford Dividend Growth Fund (“Dividend Growth Fund”), Crawford Dividend Opportunity Fund (“Dividend Opportunity Fund”) and Crawford Multi-Asset Income Fund (“Multi-Asset Income Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Unified Series Trust (the “Trust”). The Dividend Growth Fund was organized on December 7, 2003. The Dividend Opportunity Fund was organized on June 21, 2012. The Multi-Asset Income Fund was organized on August 7, 2017. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Crawford Investment Counsel, Inc. (the “Adviser”). The investment objective of the Dividend Growth Fund is to provide total return. The investment objective of the Dividend Opportunity Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. The investment objective of the Multi-Asset Income Fund is to provide current income.

The Dividend Growth Fund and Dividend Opportunity Fund each currently offer two classes of shares: Class C and Class I. Dividend Growth Fund Class I shares were first offered to the public on January 5, 2004, and Dividend Growth Fund Class C shares were first offered to the public on January 27, 2004. Dividend Opportunity Fund Class I shares were first offered to the public on September 26, 2012, and Dividend Opportunity Fund Class C shares were first offered to the public on April 29, 2015. Shares of the Multi-Asset Income Fund were first offered to the public on September 12, 2017. On matters that affect the Funds as a whole, each class has the same voting and other rights and preferences as any other class. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Funds and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the accounting principles generally accepted in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with

25

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2019 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended June 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended June 30, 2019, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Funds.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Dividend Growth Fund and Dividend Opportunity Fund each typically distribute substantially all of its net investment income quarterly and net realized capital gains, if any, at least annually. Multi-Asset Income Fund typically distributes net investment income monthly and any realized net capital gains annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the

26

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2019 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

Contingent Deferred Sales Charges – With respect to the Class C Shares of Dividend Growth Fund and Dividend Opportunity Fund, there is no initial sales charge on purchases. However, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current NAV, will be imposed on such purchases if the shares are redeemed within 12 months of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the applicable Fund(s) will first redeem shares not subject to any charge.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

27

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2019 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, each Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

28

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2019 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Dividend Growth Fund
Common Stocks(a)	$48,248,730	$—	$—	$48,248,730
Money Market Funds	1,102,999	—	—	1,102,999
Total	$49,351,729	$—	$—	$49,351,729

Dividend Opportunity Fund
Common Stocks(a)	$221,126,511	$—	$—	$221,126,511
Money Market Funds	3,869,686	—	—	3,869,686
Total	$224,996,197	$—	$—	$224,996,197

Multi-Asset Income Fund
Common Stocks(a)	$34,631,590	$—	$—	$34,631,590
Preferred Stocks(a)	17,185,490	—	—	17,185,490
Corporate Bonds(a)	—	13,518,337	—	13,518,337
Money Market Funds	4,308,056	—	—	4,308,056
Total	$56,125,136	$13,518,337	$—	$69,643,473

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund pays the Adviser a fee based on each Fund’s average daily net assets as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Multi-Asset Income Fund
Management fee rate	0.50%	1.00%	1.00%
Management fees earned	$115,383	$1,061,825	$292,118
Fees recouped (waived)	$(6,476)	$(146,878)	$(108,611)

The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that

29

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2019 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.98% of the Fund’s average daily net assets with respect to the Dividend Growth Fund, 1.05% of the Fund’s average daily net assets with respect to the Dividend Opportunity Fund and 1.00% with respect to the Multi-Asset Income Fund. The contractual arrangement for the Dividend Growth Fund and Dividend Opportunity Fund is in place through April 30, 2020. The contractual arrangement for the Multi-Asset Income Fund is in place through April 30, 2021.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

Recoverable through	Dividend Growth Fund	Dividend Opportunity Fund	Multi-Asset Income Fund
December 31, 2019	$41,328	$151,667	$—
December 31, 2020	34,791	287,750	67,535
December 31, 2021	22,777	287,119	174,322
June 30, 2022	6,476	146,878	108,611

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Funds with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended June 30, 2019, fees for administration, fund accounting, transfer agent and compliance services, and the amounts due to the Administrator at June 30, 2019 were as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Multi-Asset Income Fund
Administration	$23,088	$64,721	$27,097
Fund accounting	13,629	36,493	13,698
Transfer agent	15,314	12,041	7,439
Compliance services	4,215	4,215	4,215
Payable to Administrator	8,763	20,833	7,906

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. All of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Trustee of the Trust receives annual compensation of $2,070 per fund from the Trust, except that the Independent Chairman of the Board, the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,520 per fund from the Trust. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

30

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2019 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Certain officers of the Trust are employees of the Administrator or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Funds’ shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Funds.

The Trust, with respect to the Dividend Growth Fund and Dividend Opportunity Fund, has adopted a Class C Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, a Fund pays a fee to the Distributor, the Adviser or other financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) attributable to that Fund in connection with the promotion and distribution of the Fund’s Class C shares or the provision of personal services to Class C shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Funds under the Plan. For the six months ended June 30, 2019, the Class C shares incurred 12b-1 Expenses as follows:

	Dividend Growth Fund	Dividend Opportunity Fund
12b-1 fees	$21,028	$3,911
12b-1 fees accrued	10,413	2,735

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2019, purchases and sales of investment securities, other than short-term investments were as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Multi-Asset Income Fund
Purchases	$1,523,321	$40,595,171	$16,242,057
Sales	2,094,242	17,480,275	5,335,330

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2019.

31

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2019 (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At June 30, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Multi-Asset Income Fund
Gross unrealized appreciation	$18,989,858	$43,304,840	$1,936,039
Gross unrealized depreciation	(475,311)	(9,335,291)	(2,163,401)
Net unrealized appreciation (depreciation) on investments	18,514,547	33,969,549	(227,362)
Tax cost of investments	30,837,182	191,026,648	69,870,835

The tax character of distributions for the fiscal year ended December 31, 2018 was as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Multi-Asset Income Fund
Distributions paid from:
Ordinary income(a)	$662,858	$2,609,776	$2,051,829
Long-term capital gains	854,980	10,247,853	43,386
Total distributions paid	$1,517,838	$12,857,629	$2,095,215

(a)	Short term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2018, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

	Dividend Growth Fund	Dividend Opportunity Fund	Multi-Asset Income Fund
Undistributed ordinary income	$15,628	$75,505	$114,737
Undistributed long-term capital gains	—	1,116,314	84,509
Accumulated capital and other losses	(74,627)	—	—
Unrealized appreciation (depreciation) on investments	11,224,927	9,859,923	(5,272,819)
Total accumulated earnings (deficit)	$11,165,928	$11,051,742	$(5,073,573)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

Capital losses and specified gains realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the tax year ended December 31, 2018, the Dividend Growth Fund deferred post-October capital losses in the amount of $74,627.

32

CRAWFORD FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2019 (Unaudited)

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued, and has determined that the following event requires disclosure to shareholders.

Effective on September 1, 2019, the Dividend Opportunity Fund’s management fee rate will be reduced to 0.99% from the current rate of 1.00% and the expense limitation agreement will be reduced to 0.99% from the current rate of 1.05%.

Management has further determined there are no other items requiring adjustment of the financial statements or additional disclosure.

33

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

34

SUMMARY OF FUND EXPENSES – (Unaudited) (continued)

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (a)	Annualized Expense Ratio
Crawford Dividend Growth Fund – Class I
Actual	$1,000.00	$ 1,187.30	$ 5.31	0.98%
Hypothetical (b)	$1,000.00	$ 1,019.93	$ 4.91	0.98%
Crawford Dividend Growth Fund – Class C
Actual	$1,000.00	$ 1,180.90	$ 10.71	1.98%
Hypothetical (b)	$1,000.00	$ 1,014.98	$ 9.89	1.98%
Crawford Dividend Opportunity Fund – Class I
Actual	$1,000.00	$ 1,147.10	$ 5.59	1.05%
Hypothetical (b)	$1,000.00	$ 1,019.59	$ 5.26	1.05%
Crawford Dividend Opportunity Fund – Class C
Actual	$1,000.00	$ 1,141.50	$ 10.88	2.05%
Hypothetical (b)	$1,000.00	$ 1,014.63	$ 10.24	2.05%
Crawford Multi-Asset Income Fund
Actual	$1,000.00	$ 1,134.10	$ 5.29	1.00%
Hypothetical (b)	$1,000.00	$ 1,019.84	$ 5.01	1.00%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

35

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

●	Information the Funds receive from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

●	Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to service providers (such as the Funds’ custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 431-1716 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (800) 431-1716 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

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TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Crawford Investment Counsel, Inc.

600 Galleria Parkway SE

Suite 1650

Atlanta, GA 30339

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC
Member FINRA/SIPC

Miles Capital Alternatives
Advantage Fund

Semi-Annual Report

June 30, 2019

Fund Investment Adviser:

Miles Capital, Inc.

1415 28th Street, Suite 200
West Des Moines, Iowa 50266

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Fund or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (844) 838-2120. If you hold your account with a financial intermediary, you will need to contact that intermediary or follow instructions included with this document to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Investment Results (Unaudited)

Average Annual Total Returns(a) (for the periods ended June 30, 2019)

	Six Months	One Year	Since Inception (3/14/16)
Miles Capital Alternatives Advantage Fund - Class I	4.69%	(0.40)%	0.85%
HFRX Global Hedge Fund Index (b)	4.22%	(1.95)%	2.38%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (c)	1.24%	2.31%	1.29%

Total annual operating expenses, as disclosed in the Miles Capital Alternatives Advantage Fund (the “Fund”) prospectus dated April 30, 2019, which included acquired fund fees and expenses of 1.86%, were 4.07% of average daily assets (3.61% after fee waivers by Miles Capital, Inc. (the “Adviser”)). The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.75% of average daily net assets through April 30, 2020. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratio as of June 30, 2019 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-844-838-2120.

(a)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)

Effective April 30, 2019, the Fund’s primary benchmark index was updated from the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index to the HFRX Global Hedge Fund Index. The Adviser has determined that the HFRX Global Hedge Fund Index more closely aligns with the investment strategies of the Fund. The HFRX Global Hedge Fund Index is an unmanaged index designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. The performance of the index does not reflect the deduction of expenses associated with a fund, such as investment management fees. Individuals cannot invest directly in either index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results (Unaudited) (continued)

(c)

The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (“Index”) is an unmanaged market index of U.S. Treasury securities maturing in 90 days. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling 1-844-838-2120.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

Fund Holdings (Unaudited)

(a)	As a percentage of net assets.

The investment objective of the Fund is to provide long-term total return with less volatility than U.S. equity markets.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year within sixty days after the end of the period. The Fund’s portfolio holdings are available at the SEC’s website at www.sec.gov.

Miles Capital Alternatives Advantage Fund
Schedule of Investments (Unaudited)

June 30, 2019

	Shares	Fair Value
MUTUAL FUNDS — 99.80%
361 Global Long/Short Equity Fund, Class I	79,864	$897,672
Alger Dynamic Opportunities Fund, Class Z	72,170	1,089,771
ASG Managed Futures Strategy Fund, Class Y	29,453	284,217
BlackRock Event Driven Equity Fund, Class I	96,938	943,206
Boston Partners Emerging Markets Long/Short Fund, Institutional Class	32,167	340,006
Boston Partners Global Long/Short Fund, Institutional Class	81,142	875,521
Calamos Market Neutral Income Fund, Class I	88,840	1,168,241
Credit Suisse Managed Futures Strategy Fund, Class I(a)	30,682	312,339
Equinox Chesapeake Strategy Fund, Class I	27,951	306,342
Glenmede Quantitative U.S. Long/Short Equity Portfolio	82,144	990,658
Goldman Sachs Long Short Credit Strategies Fund, Institutional Class	87,791	767,292
Hancock Horizon Quantitative Long/Short Fund, Institutional Class	57,545	1,028,336
Invenomic Fund, Institutional Class	94,200	1,055,040
Shelton Tactical Credit Fund, Institutional Class	73,338	782,513
Vanguard Market Neutral Fund, Investor Shares	24,669	256,069
WCM Alternatives: Event-Driven Fund, Institutional Class	59,400	639,144
Western Asset Macro Opportunities Fund, Class I	62,563	721,347
William Blair Macro Allocation Fund, Class I	59,882	699,422
Total Mutual Funds (Cost $12,969,075)		13,157,136

MONEY MARKET FUNDS — 0.34%
Federated Government Obligations Fund - Institutional Class, 2.26%(b)	44,676	44,676
Total Money Market Funds (Cost $44,676)		44,676
Total Investments — 100.14% (Cost $13,013,751)		13,201,812
Liabilities in Excess of Other Assets — (0.14)%		(17,954)
NET ASSETS — 100.00%		$13,183,858

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2019.

4	See accompanying notes which are an integral part of these financial statements.

Miles Capital Alternatives Advantage Fund
Statement of Assets and Liabilities (Unaudited)

June 30, 2019

Assets
Investments in securities at fair value (cost $13,013,751)	$13,201,812
Dividends receivable	1,597
Prepaid expenses	3,019
Total Assets	13,206,428
Liabilities
Payable to Adviser	4,229
Payable to Administrator	7,516
Other accrued expenses	10,825
Total Liabilities	22,570
Net Assets	$13,183,858
Net Assets consist of:
Paid-in capital	12,914,919
Accumulated earnings	268,939
Net Assets	$13,183,858
Shares outstanding (unlimited number of shares authorized, no par value)	1,312,142
Net asset value, offering and redemption price per share	$10.05

See accompanying notes which are an integral part of these financial statements.	5

Miles Capital Alternatives Advantage Fund
Statement of Operations (Unaudited)

For the six months ended June 30, 2019

Investment Income
Dividend income	$66,214
Total investment income	66,214
Expenses
Adviser	65,826
Fund accounting	15,544
Administration	14,132
Legal	9,451
Audit and tax	9,174
Trustee	6,353
Compliance services	5,951
Transfer agent	5,951
Report printing	5,034
Custodian	2,380
Registration	1,808
Pricing	424
Other	11,052
Total expenses	153,080
Fees contractually waived by Adviser	(37,755)
Net operating expenses	115,325
Net investment loss	(49,111)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Long term capital gain dividends from investment companies	169,488
Net realized loss on investment securities transactions	(264,235)
Net change in unrealized appreciation of investment securities	746,889
Net realized and change in unrealized gain on investments	652,142
Net increase in net assets resulting from operations	$603,031

6	See accompanying notes which are an integral part of these financial statements.

Miles Capital Alternatives Advantage Fund
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Increase (Decrease) in Net Assets due to: Operations
Net investment loss	$(49,111)	$(56,990)
Long-term capital gain dividends from investment companies	169,488	225,611
Net realized gain (loss) on investment securities transactions	(264,235)	136,467
Net change in unrealized appreciation (depreciation) of investment securities	746,889	(1,253,506)
Net increase (decrease) in net assets resulting from operations	603,031	(948,418)
Distributions to Shareholders From Earnings
Class I	—	(289,965)
Total distributions	—	(289,965)
Capital Transactions - Class N:
Proceeds from shares sold	—	2
Amount paid for shares redeemed	—	(12,697)
Total Class N	—	(12,695)
Capital Transactions - Class I:
Proceeds from shares sold	—	11,123
Reinvestment of distributions	—	285,570
Amount paid for shares redeemed	(442,913)	(4,739,580)
Total Class I	(442,913)	(4,442,887)
Net decrease in net assets resulting from capital transactions	(442,913)	(4,455,582)
Total Increase (Decrease) in Net Assets	160,118	(5,693,965)
Net Assets
Beginning of period	13,023,740	18,717,705
End of period	$13,183,858	$13,023,740
Share Transactions - Class N:
Shares redeemed	—	(1,249)
Total Class N	—	(1,249)
Share Transactions - Class I:
Shares sold	—	1,089
Shares issued in reinvestment of distributions	—	29,747
Shares redeemed	(44,175)	(458,909)
Total Class I	(44,175)	(428,073)
Net decrease in shares	(44,175)	(429,322)

See accompanying notes which are an integral part of these financial statements.	7

Miles Capital Alternatives Advantage Fund – Class I
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Period Ended December 31, 2016(a)
Selected Per Share Data:

Net asset value, beginning of period	$9.60		$10.48	$9.97	$10.00

Investment operations:
Net investment income (loss)	(0.04)		(0.04)	0.01	(0.03)
Net realized and unrealized gain (loss)	0.49		(0.62)	0.51	—	(b)(c)
Total from investment operations	0.45		(0.66)	0.52	(0.03)

Less distributions to shareholders from:
Net investment income	—		(0.01)	—	—
Net realized gains	—		(0.21)	(0.01)	—
Total distributions	—		(0.22)	(0.01)	—

Net asset value, end of period	$10.05		$9.60	$10.48	$9.97

Total Return (d)	4.69	%(e)	(6.31)%	5.18%	(0.30	)%(e)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$13,184		$13,024	$18,705	$17,255
Ratio of net expenses to average net assets (f)	1.75	%(g)	1.75%	1.75%	1.75	%(g)
Ratio of gross expenses to average net assets before waiver and reimbursement(f)	2.32	%(g)	2.21%	1.98%	2.86	%(g)
Ratio of net investment income (loss) to average net assets(h)	(0.75	)%(g)	(0.35)%	0.08%	(0.60	)%(g)
Portfolio turnover rate	13	%(e)	10%	8%	11	%(e)

(a)	For the period March 14, 2016 (commencement of operations) to December 31, 2016.
(b)	Rounds to less than $0.005 per share.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.
(h)	Does not include net investment income of the investment companies in which the Fund invests.

8	See accompanying notes which are an integral part of these financial statements.

Miles Capital Alternatives Advantage Fund
Notes to the Financial Statements (Unaudited)

June 30, 2019

NOTE 1. ORGANIZATION

The Miles Capital Alternatives Advantage Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on November 9, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on March 14, 2016. The Fund’s investment adviser is Miles Capital, Inc. (the “Adviser”). The Fund seeks to provide long-term total return with less volatility than U.S. equity markets. The Fund currently offers Class I shares. Class N shares of the Fund ceased operations on November 13, 2018. Each share of the Fund has the same voting and other rights and preferences as any other share of the Fund.

The Fund is a “fund of funds” which means that the Fund primarily invests in other mutual funds. The performance and risks of the Fund directly correspond to the performance and risks of the underlying funds in which the Fund invests. Under normal circumstances, the Fund invests primarily in mutual funds and exchange-traded funds (“ETFs”) that use alternative or hedging strategies (referred to as “underlying funds”). The alternative strategies used by the underlying funds may include long/short equity or credit, market neutral and arbitrage, global macro, commodities or commodity-linked instruments, currencies, leverage, and illiquid private placements or distressed assets. The hedging strategies used by underlying funds may include the use of short positions, options, futures, and other derivative and similar instruments.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Miles Capital Alternatives Advantage Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2019

As of and during the six months ended June 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are

Miles Capital Alternatives Advantage Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2019

inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases, the security will generally be categorized as a Level 2 security.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of

11

Miles Capital Alternatives Advantage Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2019

market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$13,157,136	$—	$—	$13,157,136
Money Market Funds	$44,676	$—	$—	$44,676
Total	$13,201,812	$—	$—	$13,201,812

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the Adviser earned a fee of $65,826 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.75% of the Fund’s average daily net assets. The contractual agreement is in effect through April 30, 2020. For the six months ended June 30, 2019, the Adviser waived fees in the amount of $37,755 for the Fund. At June 30, 2019, the Adviser was owed $4,229 from the Fund.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of

12

Miles Capital Alternatives Advantage Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2019

the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of June 30, 2019, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable through
December 31, 2019	$54,250
December 31, 2020	40,938
December 31, 2021	74,224
June 30, 2022	37,755

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Fund with administration, fund accounting, transfer agent services and compliance services, including all regulatory reporting. For the six months ended June 30, 2019, the Administrator earned fees of $14,132 for administration services, $15,544 for fund accounting services, $5,951 for transfer agent services and $5,951 for compliance services. At June 30, 2019, the Fund owed the Administrator $7,516 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. All of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Trustee of the Trust receives annual compensation of $2,070 per fund from the Trust, except that the Independent Chairman of the Board, the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,520 per fund from the Trust. Prior to January 1, 2019, these fees were $1,850 and $2,300 for non-chairmen and chairmen, respectively. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of pocket expenses incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of the Administrator or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2019, purchases and sales of investment securities, other than short-term investments, were $1,704,821 and $2,004,082, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2019.

13

Miles Capital Alternatives Advantage Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2019

NOTE 6. FEDERAL TAX INFORMATION

At June 30, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$478,957
Gross unrealized depreciation	(291,546)
Net unrealized appreciation/(depreciation) on investments	$187,411
Tax cost of investments	$13,014,401

At June 30, 2019, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of gains on wash sales.

The tax character of distributions for the fiscal year ended December 31, 2018 was as follows:

Distributions paid from:
Ordinary income(a)	$17,586
Long-term capital gains	272,379
Total distributions paid	$289,965

(a)	Short term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2018, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed long-term capital gains	$225,386
Unrealized depreciation on investments	(559,478)
Total accumulated deficit	$(334,092)

As of December 31, 2018, the Fund did not have any unused capital loss carryforwards available for federal tax purposes.

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

14

Miles Capital Alternatives Advantage Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2019

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

15

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period(a)	Annualized Expense Ratio
Miles Capital Alternatives Advantage Fund – Class I
Actual	$ 1,000.00	$ 1,046.90	$ 8.89	1.75%
Hypothetical (b)	$ 1,000.00	$ 1,016.11	$ 8.76	1.75%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

16

Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

●	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

●	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

17

Other Information

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request. You may call toll-free at (844) 838-2120 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (844) 838-2120 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond,
Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Miles Capital, Inc.
1415 28th Street
Suite 200
West Des Moines, IA 50266

DISTRIBUTOR

Unified Financial Securities, LLC
9465 Counselors Row, Suite 200
Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank
41 S. High Street
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Foundation Class (SLCTX)
Service Class (SLCSX)

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Fund or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling the Fund’s Adviser at (434) 515-1517. If you hold your account with a financial intermediary, you will need to contact that intermediary or follow instructions included with this document to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Selective Wealth Management, Inc.

828 Main Street, Suite 1101
Lynchburg, VA 24504
www.selectivewealthmanagement.com

Investment Results (Unaudited)

Average Annual Total Returns(a)

(for the periods ended June 30, 2019)

	Six Months	One Year	Since Inception
Selective Opportunity Fund
Foundation Class	14.78%	3.74%	16.05%
Service Class	14.67%	3.57%	15.93%
S&P 500® Index (b)	18.54%	10.42%	13.43%

Expense Ratios(c)
Foundation Class	1.31%
Service Class	1.38%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Selective Opportunity Fund (“Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call (434) 515-1517.

(a)

Return figures reflect any change in price per share and assume the reinvestment of all capital gains and dividend distributions. The Foundation Class commenced operations on January 31, 2017. The Service Class commenced operations on March 16, 2018. Prior to March 16, 2018, performance of the Service Class is based on the performance of the Foundation Class and has been adjusted to reflect differences in expenses between classes. Total returns for periods less than one year are not annualized.

(b)

The S&P 500® Index (“Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios, which include acquired fund fees and expenses of 0.06% for each class, are from the Fund’s prospectus dated April 30, 2019. The Fund’s expense ratios (which did not include acquired fund fees and expenses) were 1.13% for the Foundation Class and 1.23% for the Service Class for the six months ended June 30, 2019.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (434) 515-1517.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

1

Fund Holdings (Unaudited)

Selective Opportunity Fund Holdings as of June 30, 2019(a)

(a)	As a percentage of net assets.

The investment objective of the Fund is maximizing long-term returns while protecting client principal.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year within sixty days after the end of the period. The Fund’s portfolio holdings are available at the SEC’s website at www.sec.gov.

2

Selective Opportunity Fund
Schedule of Investments (Unaudited)

June 30, 2019

	Shares	Fair Value
COMMON STOCKS — 81.60%

Communication Services — 25.43%
Alphabet, Inc., Class C(a)(b)	7,361	$7,956,579
Baidu, Inc. - ADR (China)(a)(b)	38,617	4,532,091
Facebook, Inc., Class A(a)(b)	26,689	5,150,977
Zillow Group, Inc., Class C(a)(c)	127,900	5,933,281
		23,572,928
Consumer Discretionary — 10.42%
Alibaba Group Holding Ltd. - ADR (China)(a)(b)	57,000	9,658,650

Financials — 9.45%
Bank of the Ozarks, Inc.(b)	291,130	8,760,102

Information Technology — 36.30%
Cognizant Technology Solutions Corporation, Class A(b)	80,170	5,081,976
DocuSign, Inc.(a)(c)	170,400	8,470,584
KLA-Tencor Corporation(c)	38,000	4,491,600
Lam Research Corporation(c)	24,000	4,508,160
Optiva, Inc. (Canada)(a)	102,983	3,150,816
Pivotal Software, Inc., Class A(a)(c)	350,100	3,697,056
Splunk, Inc.(a)(c)	33,700	4,237,775
		33,637,967
Total Common Stocks (Cost $75,010,968)		75,629,647

MONEY MARKET FUNDS — 1.46%

JPMorgan 100% US Treasury Securities Money Market Fund, Institutional Class, 2.13%(d)	1,357,831	1,357,831
Total Money Market Funds (Cost $1,357,831)		1,357,831

	Principal Amount
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 18.25%

United States Treasury Bill, 2.03%, 9/19/2019(e)	$17,000,000	16,921,699
Total U.S. Government & Agency Obligations (Cost $16,923,689)		16,921,699

See accompanying notes which are an integral part of these financial statements.	3

Selective Opportunity Fund
Schedule of Investments (Unaudited) (continued)

June 30, 2019

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED — 6.52%

Discover Financial Services	1,409	$10,932,431	$35.00	January 2021	$6,044,610
Total Call Options Purchased (Cost $3,764,205)					6,044,610

Total Investments — 107.83% (Cost $97,056,693)					99,953,787
Liabilities in Excess of Other Assets — (7.83)%					(7,254,164)
NET ASSETS — 100.00%					$92,699,623

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for unsettled security transactions and written put options.
(c)	All or a portion of the security is held as collateral for written call options.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2019.
(e)	Discount security. Rate shown is the effective yield at time of purchase.

ADR – American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

Selective Opportunity Fund
Schedule of Open Written Option Contracts (Unaudited)

June 30, 2019

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
WRITTEN CALL OPTIONS — (7.64)%
DocuSign, Inc.	(1,704)	$(8,470,584)	$50.00	January 2020	$(1,100,784)
KLA-Tencor Corporation	(380)	(4,491,600)	85.00	January 2020	(1,301,500)
Lam Research Corporation	(240)	(4,508,160)	140.00	January 2020	(1,258,800)
Pivotal Software, Inc., Class A	(3,015)	(3,183,840)	20.00	January 2020	(48,240)
Pivotal Software, Inc., Class A	(486)	(513,216)	20.00	January 2021	(65,124)
Splunk, Inc.	(337)	(4,237,775)	100.00	January 2020	(1,041,330)
Zillow Group, Inc., Class C	(1,279)	(5,933,281)	30.00	January 2020	(2,263,830)
Total Written Call Options (Premiums Received $6,217,460)					(7,079,608)

WRITTEN PUT OPTIONS — (4.03)%
Nutanix, Inc.	(3,113)	(8,075,122)	35.00	January 2021	(3,735,600)
Total Written Put Options (Premiums Received $3,032,863)					(3,735,600)
Total Written Options (Premiums Received $9,250,323)					$(10,815,208)

4	See accompanying notes which are an integral part of these financial statements.

Selective Opportunity Fund
Statement of Assets and Liabilities (Unaudited)

June 30, 2019

Assets
Investments in securities at fair value (cost $97,056,693)	$99,953,787
Deposit at broker for options	3,030,420
Cash	3,416
Foreign currency (cost $15)	15
Receivable for fund shares sold	557,724
Dividends receivable	34,238
Prepaid expenses	14,705
Total Assets	103,594,305
Liabilities
Options written, at fair value (premium received $9,250,323)	10,815,208
Payable for fund shares redeemed	750
Payable to Adviser	55,734
Payable to Administrator	11,352
Payable for administrative services fees, Service Class	2,497
Other accrued expenses	9,141
Total Liabilities	10,894,682
Net Assets	$92,699,623
Net Assets consist of:
Paid-in capital	$88,370,030
Accumulated earnings	4,329,593
Net Assets	$92,699,623
Net Assets: Foundation Class	$61,037,744
Shares outstanding (unlimited number of shares authorized, no par value)	5,139,566
Net asset value (“NAV”), offering and redemption price per share	$11.88
Net Assets: Service Class	$31,661,879
Shares outstanding (unlimited number of shares authorized, no par value)	2,664,858
Net asset value (“NAV”), offering and redemption price per share	$11.88

See accompanying notes which are an integral part of these financial statements.	5

Selective Opportunity Fund
Statement of Operations (Unaudited)

For the six months ended June 30, 2019

Investment Income
Dividend income	$315,475
Interest income	79,757
Total investment income	395,232
Expenses
Adviser	331,376
Administration	41,442
Fund accounting	26,535
Interest	20,436
Transfer agent	14,876
Administrative services fees, Service Class	13,905
Registration	11,681
Legal	9,705
Audit and tax preparation	8,959
Custodian	6,675
Trustee	6,316
Compliance services	5,951
Report printing	4,812
Miscellaneous	10,930
Total expenses	513,599
Net investment loss	(118,367)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	3,708,122
Written options	(703,985)
Foreign currency translations	28,476
Change in unrealized appreciation (depreciation) on:
Investment securities	10,009,329
Written options	(2,624,784)
Foreign currency	1
Net realized and change in unrealized gain on investments, written options and foreign currency	10,417,159
Net increase in net assets resulting from operations	$10,298,792

6	See accompanying notes which are an integral part of these financial statements.

Selective Opportunity Fund
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(118,367)	$(38,601)
Net realized gain on investment securities, written options and foreign currency translations	3,032,613	11,885,586
Net change in unrealized appreciation (depreciation) of investment securities	7,384,546	(11,638,787)
Net increase in net assets resulting from operations	10,298,792	208,198
Distributions to Shareholders from Earnings
Foundation Class	—	(8,218,619)
Service Class	—	(3,305,647	)(a)
Total distributions	—	(11,524,266)
Capital Transactions - Foundation Class
Proceeds from shares sold	4,184,027	10,184,516
Reinvestment of distributions	—	8,218,619
Amount paid for shares redeemed	(1,362,737)	(1,689,558)
Total – Foundation Class	2,821,290	16,713,577
Capital Transactions - Service Class
Proceeds from shares sold	9,149,547	23,295,799	(a)
Reinvestment of distributions	—	3,305,647	(a)
Amount paid for shares redeemed	(635,464)	(666,745	)(a)
Total – Service Class	8,514,083	25,934,701
Net increase in net assets resulting from capital transactions	11,335,373	42,648,278
Total Increase in Net Assets	21,634,165	31,332,210
Net Assets
Beginning of period	71,065,458	39,733,248
End of period	$92,699,623	$71,065,458

See accompanying notes which are an integral part of these financial statements.	7

Selective Opportunity Fund
Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Share Transactions - Foundation Class
Shares sold	347,850	734,201
Shares issued in reinvestment of distributions	—	835,226
Shares redeemed	(112,125)	(130,005)
Total – Foundation Class	235,725	1,439,422
Share Transactions - Service Class
Shares sold	758,616	1,681,766	(a)
Shares issued in reinvestment of distributions	—	335,599	(a)
Shares redeemed	(52,862)	(58,260	)(a)
Total – Service Class	705,754	1,959,105
Net increase in shares outstanding	941,479	3,398,527

(a)	For the period March 16, 2018 (Service Class commencement of operations) to December 31, 2018.

8	See accompanying notes which are an integral part of these financial statements.

Selective Opportunity Fund - Foundation Class
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Year Ended December 31, 2018	For the Period Ended December 31, 2017(a)
Selected Per Share Data
Net asset value, beginning of period	$10.35		$11.47	$10.00
Investment operations:
Net investment loss	(0.01)		(0.01)	(0.13)
Net realized and unrealized gain	1.54		0.91	1.60
Total from investment operations	1.53		0.90	1.47

Less distributions to shareholders from:
Net realized gains	—		(2.02)	—
Total distributions	—		(2.02)	—

Net asset value, end of period	$11.88		$10.35	$11.47

Total Return(b)	14.78	%(c)	8.74%	14.70	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$61,038		$50,768	$39,733
Ratio of net expenses to average net assets	1.13	%(d)	1.25%	1.92	%(d)
Ratio of net investment loss to average net assets	(0.24	)%(d)	(0.09)%	(1.39	)%(d)
Portfolio turnover rate	6	%(c)	82%	1	%(c)

(a)	For the period January 31, 2017 (commencement of operations) to December 31, 2017.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.	9

Selective Opportunity Fund - Service Class
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2019 (Unaudited)		For the Period Ended December 31, 2018(a)
Selected Per Share Data
Net asset value, beginning of period	$10.36		$12.92
Investment operations:
Net investment income (loss)	(0.02)		—	(b)
Net realized and unrealized gain (loss)	1.54		(0.54	)(c)
Total from investment operations	1.52		(0.54)

Less distributions to shareholders from:
Net realized gains	—		(2.02)
Total distributions	—		(2.02)

Net asset value, end of period	$11.88		$10.36

Total Return(d)	14.67	%(e)	(3.39	)%(e)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$31,662		$20,298
Ratio of net expenses to average net assets	1.23	%(f)	1.32	%(f)
Ratio of net investment income (loss) to average net assets	(0.33	)%(f)	0.05	%(f)
Portfolio turnover rate	6	%(e)	82	%(e)

(a)	For the period March 16, 2018 (commencement of operations) to December 31, 2018.
(b)	Rounds to less than $0.005 per share.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.

10	See accompanying notes which are an integral part of these financial statements.

Selective Opportunity Fund
Notes to the Financial Statements (Unaudited)

June 30, 2019

NOTE 1. ORGANIZATION

The Selective Opportunity Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on November 14, 2016. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on January 31, 2017. The investment adviser to the Fund is Selective Wealth Management, Inc. (the “Adviser”). The investment objective of the Fund is maximizing long-term returns while protecting client principal.

The Fund currently offers two classes of shares, Foundation Class and Service Class. The Foundation Class commencement of operations was on January 31, 2017 and the Service Class commencement of operations was on March 16, 2018. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Selective Opportunity Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2019

As of and during the six months ended June 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are

Selective Opportunity Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2019

reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 4. DERIVATIVE TRANSACTIONS

The Fund may engage in options transactions, which are sometimes referred to as derivative transactions. The Fund uses derivative instruments for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure or interest rate exposure. The Fund also may use derivative instruments to obtain market exposure (that is, for speculative purposes rather than hedging). The Adviser may establish a position in the derivatives market as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than traditional securities would. The amount of restricted cash or cash equivalents held at the broker as collateral for derivatives was $3,030,420 at June 30, 2019.

Purchased/Written Option Contracts – The Fund may write or purchase option contracts to adjust risk and return of its overall investment positions. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to or subtracted from the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Investing in purchased and written options contracts exposes the Fund to equity price risk.

Derivative Transactions – The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019 and the effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019.

Selective Opportunity Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2019

As of June 30, 2019:

	Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Options Purchased	Investments in Securities, at fair value		$6,044,610
Options Written		Options written, at fair value	(10,815,208)

For the six months ended June 30, 2019:

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Price Risk:
Options Purchased	Net realized gain and change in unrealized appreciation (depreciation) on investment securities	$—	$2,543,245
Options Written	Net realized gain and change in unrealized appreciation (depreciation) on written options	(703,985)	(2,624,784)

The following summarizes the average ending monthly fair value of derivatives outstanding during the six months ended June 30, 2019:

Derivatives	Average Fair Value
Options Purchased	$5,533,848
Options Written	(10,074,034)

NOTE 5. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are

Selective Opportunity Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2019

inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price or at the mean of the last bid and ask prices, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions

Selective Opportunity Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2019

are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$72,478,831	$3,150,816	$—	$75,629,647
Call Options Purchased	—	6,044,610	—	6,044,610
Money Market Funds	1,357,831	—	—	1,357,831
U.S. Government & Agency Obligations	—	16,921,699	—	16,921,699
Total	$73,836,662	$26,117,125	$—	$99,953,787

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(5,778,108)	$(1,301,500)	$—	$(7,079,608)
Written Put Options	—	(3,735,600)	—	(3,735,600)
Total	$(5,778,108)	$(5,037,100)	$—	$(10,815,208)

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Selective Opportunity Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2019

NOTE 6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the Adviser earned a fee of $331,376 from the Fund. At June 30, 2019, the Fund owed the Adviser $55,734 for advisory services.

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended June 30, 2019, the Administrator earned fees of $41,442 for administration services, $26,535 for fund accounting services, $14,876 for transfer agent services, and $5,951 for compliance services. At June 30, 2019, the Fund owed the Administrator $11,352 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. All of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Trustee of the Trust receives annual compensation of $2,070 per fund from the Trust, except that the Independent Chairman of the Board, the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,520 per fund from the Trust. The Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of pocket expenses incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

The Fund has adopted an Administrative Services Plan with respect to Service Class shares, pursuant to which the Fund may pay an annual fee of up to 0.20% of the average daily net assets of the Fund’s Service Class shares to compensate financial intermediaries who provide administrative services to the Service Class shareholders. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets or other platforms offered by broker dealers, 401(k) plans and/or trust companies that provide administrative and shareholder account services to Service Class shareholders. For the six months ended June 30, 2019, the Service Class incurred fees of $13,905 pursuant to the Administrative Services Plan.

NOTE 7. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2019, purchases and sales of investment securities, other than short-term investments, were $5,384,223 and $15,104,710, respectively.

Selective Opportunity Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2019

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2019.

NOTE 8. FEDERAL TAX INFORMATION

At June 30, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$12,963,574
Gross unrealized depreciation	(11,645,905)
Net unrealized appreciation/(depreciation) on investments	$1,317,669
Tax cost of investments	$87,820,910

At June 30, 2019, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid for the fiscal year ended December 31, 2018, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income	$6,069,420
Long-term capital gains	5,454,846
Total distributions paid	$11,524,266

At December 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$683,682
Accumulated capital and other losses	(586,005)
Unrealized depreciation	(6,066,876)
Total accumulated losses	$(5,969,199)

During the fiscal year ended December 31, 2018, the Fund utilized $233,068 of its capital loss carryforward.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Selective Opportunity Fund
Notes to the Financial Statements (Unaudited) (continued)

June 30, 2019

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period(a)	Annualized Expense Ratio
Foundation Class	Actual	$ 1,000.00	$ 1,147.80	$ 6.02	1.13%
	Hypothetical(b)	$ 1,000.00	$ 1,019.19	$ 5.66	1.13%
Service Class	Actual	$ 1,000.00	$ 1,146.70	$ 6.55	1.23%
	Hypothetical(b)	$ 1,000.00	$ 1,018.70	$ 6.16	1.23%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent year ended June 30 is available without charge upon request by (1) calling the Adviser at (434) 515-1517 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond,
Treasurer and Chief Financial Officer

Lynn E. Wood,
Chief Compliance Officer

INVESTMENT ADVISER

Selective Wealth Management, Inc.

828 Main Street, Suite 1101

Lynchburg, VA 24504

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

MUFG Union Bank, N.A.

350 California Street, Suite 2018

San Francisco, CA 94104

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

●	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

●	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	8/28/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	8/28/19

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	8/28/19